CAPITAL STOCK (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended		6 Months Ended
	Aug. 07, 2026	May 08, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Capital Stock
Par value per share (in dollars per share)			$ 0		$ 0
Increase (decrease) through share repurchase program, shares					29,700,000
Share buy back program payments			$ 1,209	$ 268	$ 1,209	$ 411
Accrued taxes, share buyback program					$ 24
Issued capital [member]
Capital Stock
Number of shares issued (shares)			1,645,884,419		1,645,884,419
Number of shares issued in dividend reinvestment plan with owners					219,000	86,000
Authorized cash outflow for repurchase of outstanding shares		$ 3,000
Increase (decrease) through share repurchase program, shares					(29,695,000)	(21,192,000)
Share buy back program payments					$ 1,209
Issued capital [member] | Ordinary shares [member]
Capital Stock
Number of shares issued in dividend reinvestment plan with owners					218,876
Retained earnings [member]
Capital Stock
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	$ 0.175
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 300